Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.6%
Anchor Senior Living 6.020% due 10/01/2042 «(f)	$13,273	$14,415
City of Woodland 4.400% due 09/01/2034 «(f)	14,716	13,858
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «	6,007	6,150
Fairhaven Glen
0.000% due 11/01/2027 «µ	10,105	10,105
0.000% due 12/12/2041 «µ	890	890
0.000% - 6.628% due 01/01/2067 «µ	12,210	12,264
Falcon PK
0.000% due 11/01/2026 «µ	2,800	2,800
0.000% - 6.628% due 10/26/2063 «µ	13,900	13,899

Total Loan Participations and Assignments (Cost $74,126)		74,381

CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.5%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	8,026
Credit Suisse AG AT1 Claim	3,000	360
VM Fund LLC 8.625% due 02/28/2031 «	1,154	1,166

		9,552

INDUSTRIALS 0.5%
Toledo Hospital
4.982% due 11/15/2045	4,375	3,407
6.015% due 11/15/2048	1,400	1,248
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	6,596	2,144
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	3,312

		10,111

Total Corporate Bonds & Notes (Cost $22,213)		19,663

MUNICIPAL BONDS & NOTES 88.2%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,524
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,156
5.500% due 06/01/2049	3,840	4,050
5.500% due 10/01/2054	5,400	5,807
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 10/01/2055	4,700	4,924
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	980	1,016
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,900	2,089
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,462
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	7,400	7,003
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2028 ^(c)	4,350	2,730
5.000% due 03/01/2030 ^(c)	4,305	2,701
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,154
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,600	8,882
5.000% due 11/01/2055	750	798
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,650	2,805

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.000% due 01/01/2056	6,300	6,567

		60,668

ALASKA 0.3%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,683

ARIZONA 1.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2021
5.500% due 07/01/2031 ^(c)	325	10
6.000% due 07/01/2051 ^(c)	1,500	45
Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (e)	3,935	1,621
5.125% due 01/01/2059	10,228	8,663
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	8,800	8,769
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049 ^(c)	1,500	1,050
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016 3.500% due 07/01/2026	535	529
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	3,200	3,304
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2044	4,000	4,311
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,160

		31,462

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	3,585	3,461

CALIFORNIA 9.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (e)	4,500	2,594
0.000% due 10/01/2050 (e)	2,000	1,127
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.500% due 07/01/2054	5,500	5,221
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	3,905
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,122
5.500% due 10/01/2054	2,485	2,678
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 02/01/2055	8,000	8,527
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	7,010	3,612
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	1,981
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	997
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2041	2,750	2,891
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	5,300	5,334
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	12,300	12,338
7.000% due 03/01/2053	3,250	3,125
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	2,900	222
3.980% due 12/01/2050 ~	1,750	1,744
4.000% due 05/01/2051	3,685	3,391
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	9,000	9,000
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	1,000	1,003
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	903
California Municipal Finance Authority Revenue Bonds, Series 2021
3.637% due 07/01/2030	1,445	1,278
4.000% due 11/01/2036	3,655	3,404
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	7,000	7,202
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(c)	2,451	0
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,644
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,780	2,353
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,455	4,673
4.000% due 12/01/2045	3,500	2,797

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	790	622
4.000% due 02/01/2057	5,500	4,085
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	7,077
4.300% due 07/01/2059	5,000	4,076
5.000% due 09/01/2037	2,390	2,369
Firebaugh, California Revenue Bonds, Series 2019 2.050% due 08/01/2029	950	860
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	76,595	8,249
3.714% due 06/01/2041	1,250	955
3.850% due 06/01/2050	6,415	5,907
4.214% due 06/01/2050	1,100	831
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,924
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	2,665	2,566
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2050 (d)	1,250	368
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,072
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,000	3,792
Los Angeles Department of Airports, California Revenue Bonds, Series 2025 5.000% due 05/15/2036 (b)	9,210	9,833
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	4,000	1,438
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	3,117
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	885
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	12,900	13,366
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	5,560	6,005
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	28,500	4,654
4.000% due 06/01/2049	1,750	1,544
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	201
5.000% due 06/01/2048	1,265	1,243

		185,105

COLORADO 3.0%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,735
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	6,250	4,819
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	4,500	4,421
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	700	521
7.900% due 12/15/2050	1,125	1,016
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	3,500	3,764
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	4,410	4,053
4.000% due 08/01/2049	1,000	884
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,207
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	6,375	4,764
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	2,000	2,067
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.000% due 12/01/2027	1,676	1,695
5.250% due 12/01/2032	3,170	3,239
5.875% due 12/01/2052	9,250	9,313
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,476
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,463
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	5,132	3,764
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,597
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	790
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	389

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,007

		61,984

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.956% due 04/01/2039	4,655	4,668
4.037% due 04/01/2039	21,460	19,634
7.120% due 04/01/2039	3,785	3,487
7.570% due 04/01/2039	865	833
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,464

		31,086

DISTRICT OF COLUMBIA 0.3%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	3,700	3,834
5.000% due 07/15/2056	3,300	3,418

		7,252

FLORIDA 4.5%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,440	3,455
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2030	1,600	1,680
5.000% due 10/01/2031	1,500	1,568
5.000% due 10/01/2032	1,350	1,405
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	500	149
5.000% due 07/01/2043 ^(c)	250	4
5.250% due 07/01/2048 ^(c)	250	4
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,475	1,367
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,560	405
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.375% due 06/15/2058	3,580	3,707
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,683
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2054	2,500	2,566
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,007
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	6,500	6,030
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2041	4,565	4,442
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 3.550% due 10/01/2042	10,820	10,820
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,012
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.800% due 05/01/2054	1,000	995
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,070
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	4,985	4,990
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2049	2,500	2,593
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2036	7,500	7,932
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.000% due 10/01/2050	5,000	5,191
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,500	1,501
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	1,090	1,106
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.250% due 10/01/2056	9,000	9,402
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	811
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033 ^(c)	2,025	1,499
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	899
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	429
0.000% due 09/01/2045 (d)	1,850	671
Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024 4.200% due 05/01/2039	1,500	1,460
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.250% due 05/01/2028	500	504

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.250% due 05/01/2054	3,480	3,553

		91,910

GEORGIA 3.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	400	160
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 0.000% due 12/15/2048 (e)	5,200	4,468
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	700	699
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	2,945
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,460
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	5,000	4,533
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	4,360	4,467
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,577
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,530
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	6,350	6,377
5.000% due 12/01/2052	15,500	16,105
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	7,600	8,046
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	1,650	1,759
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	6,000	6,073
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,481
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037	2,000	2,190
5.000% due 01/01/2039	1,000	1,082

		73,952

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 4.250% due 02/01/2030	1,500	1,474

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	2,600	2,839
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.600% due 01/01/2049	2,460	2,419
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,787	1,644

		6,902

ILLINOIS 3.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,085	2,085
5.000% due 01/01/2052	1,000	1,007
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,033
5.500% due 01/01/2055	12,000	12,454
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	2,000	2,114
5.000% due 01/01/2038	2,250	2,374
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,484	1,485
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	4,913	4,801
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(c)	223	2
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(c)	2,100	1,407
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,635
4.000% due 08/15/2039	5,370	5,136
4.000% due 08/15/2040	3,500	3,323
Illinois Sales Tax State Revenue Bonds, Series 2021 5.000% due 06/15/2031	2,000	2,175
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	3,400	3,337
5.500% due 05/01/2030	4,500	4,762
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	7,200	7,425
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	2,900	3,102

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.000% due 02/01/2039	5,000	5,300
5.250% due 05/01/2044	6,000	6,294
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,219
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	2,000	1,135
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,850	1,627
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 5.000% due 01/01/2029	1,500	1,596

		78,828

INDIANA 2.0%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	3,655	3,640
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,600	5,339
4.250% due 11/01/2030	4,250	4,341
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	10,490	1,631
Indiana Finance Authority Revenue Bonds, Series 2021 1.400% due 08/01/2029	2,000	1,753
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,000	984
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 0.000% due 07/01/2056	3,000	2,920
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.125% due 03/01/2057	3,335	3,525
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	3,000	2,928
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,156
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	1,005
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	12,729

		41,951

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,200	1,273
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	4,989
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	15,000	2,232

		8,494

KANSAS 0.2%
Colby, Kansas Revenue Bonds, Series 2024 5.500% due 07/01/2026	3,300	3,309

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	544
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.250% due 07/01/2031	1,380	1,305
5.000% due 07/01/2050	4,000	3,352
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.108% due 08/01/2052 ~	3,900	3,872
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	1,500	1,585
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,257

		11,915

LOUISIANA 0.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,565	2,690
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.000% due 01/01/2039	8,000	8,357
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,391
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,507

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	2,500	2,447

		18,392

MARYLAND 0.4%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	2,069
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	2,500	1,912
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,475
4.000% due 06/01/2036	200	188
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,100	2,284

		7,928

MASSACHUSETTS 0.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2008 3.400% due 10/01/2042	5,000	5,000
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,000	6,023

		11,023

MICHIGAN 1.6%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,191	8,154
Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2025	1,750	1,753
6.000% due 05/01/2039	1,400	1,569
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.663% due 07/01/2032 ~	2,930	2,889
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,330
0.000% due 06/01/2065 (d)	30,650	3,157
5.000% due 06/01/2040	4,895	5,006
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	814
Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	700	669
5.250% due 02/28/2043	1,375	1,447
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	1,800	1,975
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	38,000	5,109

		33,872

MINNESOTA 0.5%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	1,515	1,517
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2049	2,000	1,995
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,056
5.000% due 01/01/2036	1,900	1,993
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,700	1,889
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,250	1,274

		9,724

MISSOURI 0.2%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,316
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,110

		3,426

MULTI-STATE 2.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	10,297	10,265
3.721% due 01/25/2040	7,864	7,808
4.136% due 08/25/2040	10,512	10,709
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
0.000% due 10/25/2040	6,263	6,436
4.326% due 08/25/2041 ~	6,879	7,133

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,920	1,799

		44,150

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	2,500	2,399
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	25,500	3,617

		6,016

NEW HAMPSHIRE 1.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2022 4.000% due 12/01/2028	4,050	4,052
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	8,439	8,334
5.087% due 07/20/2027	5,269	5,357
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.000% due 08/20/2039 (a)	7,860	317
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041	8,800	8,517
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,400	6,056
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	5,125	4,984

		37,617

NEW JERSEY 0.9%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	755	756
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	943
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,681
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	4,933
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,508
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2043	2,500	2,609
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	2,655	2,598
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,441

		19,469

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,542

NEW YORK 9.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	6,930	6,305
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.000% due 06/01/2032	200	206
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,487
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,780
New York City, New York General Obligation Bonds, Series 2012 3.650% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2014 3.550% due 03/01/2040	8,000	8,000
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 2.950% due 02/15/2031	10,745	10,745
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.550% due 06/15/2050	18,760	18,760
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	3,200	3,415
5.250% due 06/15/2053	4,400	4,663
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	980
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2048	5,000	5,323
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037	8,700	9,656
5.000% due 11/01/2050 (b)	6,100	6,370
New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.880% due 03/01/2026	3,000	3,000
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,191

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

0.000% due 06/01/2060 (d)	90,000	3,855
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,000	12,026
5.375% due 11/15/2040	4,500	4,512
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2037	1,500	1,509
4.000% due 03/15/2054	4,250	3,911
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036 (b)	1,000	1,094
5.000% due 07/01/2040 (b)	2,165	2,315
5.000% due 07/01/2042 (b)	3,040	3,194
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	2,000	2,212
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	5,800	6,411
5.000% due 03/15/2053	1,000	1,040
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	12,000	12,420
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,031
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,250	2,251
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	5,000	5,104
5.000% due 01/01/2036	500	509
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	8,000	7,937
5.250% due 08/01/2031	2,115	2,191
New York Transportation Development Corp. Revenue Bonds, Series 2021 2.250% due 08/01/2026	1,325	1,299
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	3,400	3,737
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	2,500	2,465
5.250% due 06/30/2044	6,000	6,209
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,099
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	5,813
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2043	1,250	1,327
5.000% due 12/01/2044	2,000	2,111
5.250% due 12/01/2054	3,600	3,802
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	890

		196,155

NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.450% due 01/15/2038	7,345	7,345
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,800	1,995
6.250% due 07/01/2055	3,300	3,616
Raleigh Durham Airport Authority, North Carolina Revenue Bonds, Series 2008 4.170% due 05/01/2036	435	435

		13,391

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(c)	1,500	0
7.000% due 12/15/2043 ^(c)	1,000	0

		0

OHIO 4.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	100,765	10,039
5.000% due 06/01/2055	12,500	11,034
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	945	745
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2037	6,500	6,923
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	2,705	2,567
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	949
Franklin County, Ohio Revenue Bonds, Series 2022 3.550% due 11/01/2042	8,940	8,940
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	11,637
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,551
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(c)	2,559	128

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	929
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,018
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,350	12,139
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,045	5,096
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	9,395	10,304
Ohio State University Revenue Bonds, Series 2023 2.800% due 12/01/2034	10,000	10,000

		94,999

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,148
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041 ^(c)	6,000	4,498

		5,646

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	321
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	731

		1,052

PENNSYLVANIA 4.9%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2044	2,000	1,909
5.000% due 12/01/2049	1,250	1,305
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	770	830
7.000% due 06/30/2039	7,825	7,246
8.000% due 06/30/2034	1,539	1,575
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,725	1,887
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	939
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,115
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.970% due 08/15/2038 ~(f)	2,855	2,837
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,779
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,205	1,634
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	5,105
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	1,300	1,277
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,337
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
5.750% due 07/01/2035	3,000	2,385
6.000% due 07/01/2045	5,000	3,917
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	2,400	2,434
5.750% due 12/31/2062	2,000	2,126
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2038	2,000	2,015
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,782
5.000% due 12/31/2038	1,150	1,157
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,517
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	509
5.500% due 06/30/2040	5,000	5,294
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	2,054
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060 (b)	6,400	6,923
5.450% due 01/01/2051	5,350	5,476
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2041	3,500	3,758
5.250% due 11/01/2043	4,000	4,257
5.250% due 11/01/2044	1,000	1,062
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	2,100	2,273
6.250% due 10/01/2054	1,100	1,204

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,371
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 0.000% due 12/01/2037 (e)	5,665	5,417
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,322

		101,028

PUERTO RICO 6.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	5,486
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	9,672	6,069
0.000% due 11/01/2051	46,197	28,758
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 5.625% due 07/01/2027	2,758	2,857
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	17,866	17,486
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2026 ^(c)	10,600	5,167
5.250% due 07/01/2030 ^(c)	300	146
5.250% due 07/01/2040 ^(c)	3,000	1,463
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(c)	25,700	12,529
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	71,410	23,428
0.000% due 07/01/2051 (d)	95,339	23,149
4.750% due 07/01/2053	6,250	6,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,000	2,926
4.550% due 07/01/2040	4,493	4,452
4.784% due 07/01/2058	1,880	1,792

		141,726

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2049	3,650	3,784
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	294
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
4.500% due 06/01/2045	2,500	2,500
5.000% due 06/01/2050	10,000	9,999

		16,577

SOUTH CAROLINA 0.6%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	3,100	3,317
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051 ^(c)	500	75
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.500% due 12/01/2054	3,000	3,212
South Carolina Public Service Authority Revenue Bonds, Series 2025 5.250% due 12/01/2050	6,300	6,634

		13,238

TENNESSEE 2.0%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	1,200	1,256
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,055
5.625% due 01/01/2046	1,900	1,267
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	4,970	5,005
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	5,300	5,301
3.250% due 10/01/2046	4,400	4,399
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	2,000	806
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	10,230
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,048
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,228

		40,595

TEXAS 8.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	2,675	901
12.000% due 12/01/2045 ^(c)	9,000	4,279

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2049	1,600	1,501
Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,750	1,757
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	2,000	1,934
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	965	772
9.000% due 03/01/2039 ^(c)	2,390	1,912
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	2,550
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	7,000	5,950
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	2,250	2,128
6.500% due 07/01/2026	2,750	2,698
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,742
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	2,836
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	5,000	5,439
Denton County, Texas Special Assessment Bonds, Series 2025
5.625% due 12/31/2055	2,700	2,665
5.875% due 12/31/2045	1,000	981
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2041	7,625	8,023
EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024 4.250% due 12/01/2034	3,700	3,645
Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	1,100	1,088
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,686
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	10,500	11,115
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	6,000	6,256
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	2,800	2,892
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,000	6,107
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2050	1,000	1,033
Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,550	2,552
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	4,250	4,202
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	2,510	2,002
4.000% due 07/01/2036 ^(c)	2,065	1,864
5.000% due 07/01/2046 ^(c)	12,245	10,285
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^(c)	1,500	985
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	342
5.000% due 12/01/2054	250	227
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	6,000	4,935
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2021 2.500% due 01/01/2030	1,000	912
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	4,700	4,876
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,836
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	4,000	4,132
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	4,320	4,595
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.505% due 12/15/2026 ~	3,000	3,001
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,650	1,749
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	3,000	3,016
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	4,400	4,513
5.000% due 10/15/2057	1,750	1,808
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	5,000	5,136
5.000% due 10/15/2058	2,100	2,176
Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	5,000	4,821

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

4.375% due 10/15/2059	8,300	8,083

		163,938

UTAH 0.4%
MIDA Mountain Veterans Program Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024 5.000% due 06/01/2044	1,000	978
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	2,000	1,718
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024 5.750% due 06/15/2044	2,125	2,180
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,100	3,461

		8,337

VIRGINIA 1.0%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	5,665	5,304
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	431
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2053	3,500	3,927
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	883
5.000% due 07/01/2034	7,610	6,914
7.500% due 07/01/2052 ^(c)	4,170	2,502

		19,961

WASHINGTON 0.4%
Washington State General Obligation Bonds, Series 2024 5.000% due 07/01/2035	2,750	3,111
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/20/2040	4,586	4,265

		7,376

WEST VIRGINIA 0.8%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023
5.000% due 06/01/2033	410	424
5.750% due 06/01/2043	875	920
6.000% due 06/01/2053	1,315	1,385
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	6,606
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,155	3,850
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2043	4,000	4,279

		17,464

WISCONSIN 3.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	3,000	2,693
7.000% due 01/01/2050	1,000	1,045
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(c)	2,000	900
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	966
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	919
5.250% due 03/01/2045	1,500	1,414
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,575	333
4.000% due 09/30/2051	985	811
4.000% due 03/31/2056	4,000	3,215
4.500% due 06/01/2056	7,670	5,732
5.000% due 07/01/2037	500	503
5.000% due 07/01/2039	500	498
5.000% due 07/01/2041	500	488
5.625% due 06/01/2050	2,015	1,927
6.500% due 06/01/2045	3,100	2,710
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (d)	742	541
3.550% due 10/01/2055	12,605	12,605
6.125% due 12/15/2029	2,570	2,550
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.500% due 12/15/2028	2,448	2,458
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2043	1,000	1,036
5.000% due 11/15/2044	1,000	1,032
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.450% due 04/01/2048	13,025	13,025
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (d)	2,755	1,907

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

0.000% due 12/15/2045 (d)	17,000	5,957
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,680
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 6.000% due 07/01/2060	2,400	2,435

		71,380

Total Municipal Bonds & Notes (Cost $1,849,408)		1,817,458

U.S. GOVERNMENT AGENCIES 3.9%
Freddie Mac
2.802% due 04/25/2043 ~	3,657	3,201
2.952% due 01/25/2039 ~	7,800	5,084
3.199% due 01/25/2043 ~	3,800	2,457
3.600% due 06/01/2043	3,301	3,015
3.700% due 09/01/2038	9,922	9,355
3.720% due 01/01/2041	4,450	4,136
3.790% due 07/01/2040	4,153	3,907
3.800% due 12/01/2038	8,817	8,362
3.850% due 02/01/2038 - 01/01/2040	14,189	13,440
4.000% due 01/01/2039	1,386	1,338
4.500% due 12/01/2040	4,568	4,600
4.600% due 03/01/2041	2,600	2,643
4.900% due 02/01/2040	2,972	3,124
4.952% due 07/15/2040 •	5,902	6,027
4.977% due 01/25/2042 ~«	3,600	2,922
5.210% due 08/01/2040	6,636	7,184

Total U.S. Government Agencies (Cost $78,944)		80,795

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Multifamily Tax-Exempt Mortgage-backed Securities 4.770% due 07/01/2043	6,000	6,034

Total Non-Agency Mortgage-Backed Securities (Cost $6,000)		6,034

	SHARES
MUTUAL FUNDS 2.3%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,501
BlackRock MuniHoldings Fund, Inc.	458,140	5,379
BlackRock MuniVest Fund, Inc.	376,870	2,642
BlackRock MuniYield Quality Fund III, Inc.	490,934	5,395
BlackRock New York Municipal Income Trust	40,759	415
Invesco Quality Municipal Income Trust	461,597	4,468
Nuveen AMT-Free Municipal Credit Income Fund	470,900	5,830
Nuveen California Quality Municipal Income Fund	401,979	4,518
Nuveen Municipal Credit Income Fund	462,380	5,655
Nuveen Quality Municipal Income Fund	300,646	3,463
Western Asset Managed Municipals Fund, Inc.	544,800	5,606

Total Mutual Funds (Cost $54,520)		47,872

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (d)	122,000	2

Total Preferred Securities (Cost $2,752)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (g) 1.3%		27,200

MUNICIPAL BONDS & NOTES 0.3%
Houston, Texas Revenue Notes, Series 2024 5.000% due 06/30/2025	$5,600	5,629

Total Municipal Bonds & Notes (Cost $5,628)		5,629

Total Short-Term Instruments (Cost $32,828)		32,829

Total Investments in Securities (Cost $2,120,791)		2,079,034

Total Investments 100.9% (Cost $2,120,791)		$2,079,034
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(11)

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Other Assets and Liabilities, net (0.9)%	(19,009)

Net Assets Applicable to Common Shareholders 100.0%	$2,060,014

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Anchor Senior Living	6.020%	10/01/2042	01/09/2025	$13,857	$14,415	0.70%
City of Woodland	4.400	09/01/2034	07/26/2023	14,114	13,858	0.67
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.970	08/15/2038	09/14/2021	2,898	2,837	0.14

$30,869	$31,110	1.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.360%	03/31/2025	04/01/2025	$17,100	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2034	$(17,442)	$17,100	$17,102
TDM	4.450	03/31/2025	04/01/2025	10,100	U.S. Treasury Note 4.000% due 02/15/2034	(10,338)	10,100	10,101

Total Repurchase Agreements	$(27,780)	$27,200	$27,203

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2025	40	$(4,326)	$(43)	$1	$0
U.S. Treasury 10-Year Note June Futures	06/2025	780	(86,751)	(721)	0	(12)

Total Futures Contracts	$(764)	$1	$(12)

Cash of $4,310 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$74,381	$74,381
Corporate Bonds & Notes
Banking & Finance	0	360	9,192	9,552
Industrials	0	10,111	0	10,111
Municipal Bonds & Notes
Alabama	0	60,668	0	60,668
Alaska	0	5,683	0	5,683
Arizona	0	31,462	0	31,462
Arkansas	0	3,461	0	3,461
California	0	185,105	0	185,105
Colorado	0	61,984	0	61,984
Delaware	0	31,086	0	31,086
District of Columbia	0	7,252	0	7,252
Florida	0	91,910	0	91,910
Georgia	0	73,952	0	73,952
Guam	0	1,474	0	1,474
Idaho	0	6,902	0	6,902
Illinois	0	78,828	0	78,828
Indiana	0	41,951	0	41,951
Iowa	0	8,494	0	8,494
Kansas	0	3,309	0	3,309
Kentucky	0	11,915	0	11,915
Louisiana	0	18,392	0	18,392
Maryland	0	7,928	0	7,928
Massachusetts	0	11,023	0	11,023
Michigan	0	33,872	0	33,872
Minnesota	0	9,724	0	9,724
Missouri	0	3,426	0	3,426
Multi-State	0	44,150	0	44,150
Nevada	0	6,016	0	6,016
New Hampshire	0	37,617	0	37,617
New Jersey	0	19,469	0	19,469
New Mexico	0	7,542	0	7,542
New York	0	196,155	0	196,155
North Carolina	0	13,391	0	13,391
Ohio	0	94,999	0	94,999
Oklahoma	0	5,646	0	5,646
Oregon	0	1,052	0	1,052
Pennsylvania	0	101,028	0	101,028
Puerto Rico	0	141,726	0	141,726
Rhode Island	0	16,577	0	16,577
South Carolina	0	13,238	0	13,238
Tennessee	0	40,595	0	40,595
Texas	0	163,938	0	163,938
Utah	0	8,337	0	8,337
Virginia	0	19,961	0	19,961
Washington	0	7,376	0	7,376
West Virginia	0	17,464	0	17,464
Wisconsin	0	71,380	0	71,380
U.S. Government Agencies	0	80,795	0	80,795
Non-Agency Mortgage-Backed Securities	0	6,034	0	6,034
Mutual Funds	47,872	0	0	47,872
Preferred Securities
Industrials	0	2	0	2
Short-Term Instruments
Repurchase Agreements	0	27,200	0	27,200
Municipal Bonds & Notes	0	5,629	0	5,629

Total Investments	$47,872	$1,947,589	$83,573	$2,079,034

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$(11)	$0	$(11)

Totals	$47,872	$1,947,578	$83,573	$2,079,023

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2025 (Unaudited)

Loan Participations and Assignments	$60,069	$13,864	$(25)	$(2)	$(1)	$476	$0	$0	$74,381	$476
Corporate Bonds & Notes
Banking & Finance	11,435	0	(286)	1	5	(1,963)	0	0	9,192	(1,957)
U.S. Government Agencies	2,893	0	0	7	0	22	0	(2,922)	0	22

Totals	$74,397	$13,864	$(311)	$6	$4	$(1,465)	$0	$(2,922)	$83,573	$(1,459)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$63,386	Discounted Cash Flow			Discount Rate			5.270 - 6.910	6.018
		10,995	Recent Transaction			Purchase Price			100.000	—
Corporate Bonds & Notes
Banking & Finance		9,192	Discounted Cash Flow			Discount Rate			8.098 - 11.677	11.223

Total		$83,573

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
14751 SPV I LLC	06/29/2023	2.5%

† A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	TDM	TD Securities (USA) LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bpnd or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced